CAPITAL STOCK (Tables)	3 Months Ended
Dec. 31, 2025
CAPITAL STOCK
Schedule of shares issued

	Number of
Common Shares	Shares	Stated Value
Balance, September 30, 2024	18,271,711	$17,256,668
Shares issued for acquisitions	1,283,849	22,330,215
Conversions of Notes into common shares	1,147,806	13,247,405
Exercise of options	1,698,476	3,120,672
Exercise of warrants	452,333	11,219,562
Exercise of RSUs	124,103	2,882,142
Interest paid with common shares	21,563	371,891
Balance, September 30, 2025	22,999,841	$70,428,555
Shares issued for LIFE Offering (Stated Value net of warrant allocation)	4,380,000	12,091,000
Equity issuance costs	—	(3,212,059)
Shares issued for acquisitions	920,549	4,811,779
Conversions of Notes into common shares	290,094	1,259,276
Balance, December 31, 2025	28,590,484	$85,378,551

Schedule of basic and diluted earnings per share

Three-months ended December 31,	2025	2024
Net income for the period	$(11,846,638)	$3,225,716
Weighted average number of shares outstanding	27,672,720	18,406,149
Earnings per share, basic	$(0.43)	$0.18

Weighted average number of shares outstanding	27,672,720	18,406,149
Share based compensation dilution	—	1,646,652
Weighted average number of shares outstanding, diluted	27,672,720	20,052,801
Earnings per share, diluted	$(0.43)	$0.16